Revenues - Summary of Trade Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 15,151,822	$ 16,443,808
Trade Revenues
Disaggregation of Revenue [Line Items]
Commission revenue	1,154,103	1,028,243
Management fee revenue	678,280	514,464
Other revenue	32,386	78,272
Total revenues	$ 1,864,769	$ 1,620,979